Equity (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of changes in equity [Line Items]
Equity	$ 57,107,780	$ 48,215,699	$ 43,560,501	$ 43,100,963
Other comprehensive income attributable to owners of parent [member]
Disclosure of changes in equity [Line Items]
Foreign currency translation	10,412,499	7,883,231	8,138,382
Cash flow hedge with derivative instruments	(30,962)	6,942	(19,042)
Cash flow hedges for future exports (Note 28.1.2)	(374,079)	159,295	244,131
Actuarial gain on defined benefit plans	(557,381)	(553,091)	994,953
Hedge of a net investment in a foreign operation (Note 28.1.3)	(1,069,316)	(97,362)	(155,359)
Gain on equity instruments measured at fair value	0	0	7,828
Others	0	0	11,817
Equity	$ 8,380,761	$ 7,399,015	$ 9,222,710	$ 10,846,004